FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC  20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                  New York, New York       February 14, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   52
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Form 13F Information Table Value Total:   $ 420,571 (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                December 31, 2007


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALFA CORP                         COM              015385107      3,544    163560   SH        Sole                 163560
ALTRIA GROUP INC                  COM              02209S103     36,868    487800   SH        Sole                 487800
ANADARKO PETE CORP                COM              032511107     97,437   1483282   SH        Sole                1483282
ASSISTED LIVING CONCPT NEV N      CL A             04544X102      7,584   1011250   SH        Sole                1011250
ASSOCIATED BANC CORP              COM              045487105        770     28408   SH        Sole                  28408
AUTOMATIC DATA PROCESSING IN      COM              053015103     19,333    434158   SH        Sole                 434158
BEACON FED BANCORP INC            COM              073582108       4219    421900   SH        Sole                 421900
BIOGEN IDEC INC                   COM              09062X103     10,800    189740   SH        Sole                 189740
CARDINAL HEALTH INC               COM              14149Y108        866     15000   SH        Sole                  15000
CELESTICA INC                     SUB VTG SHS      15101Q108        275     47423   SH        Sole                  47423
CHITTENDEN CORP                   COM              170228100        819     23000   SH        Sole                  23000
CIENA CORP                        COM NEW          171779309        904     26516   SH        Sole                  26516
COLONIAL BANKSHARES INC           COM              195572102      1,884    189396   SH        Sole                 189396
CONEXANT SYSTEMS INC              COM              207142100        314    377829   SH        Sole                 377829
DEUTSCHE TELEKOM AG               SPONSORED ADR    251566105      1,905     87912   SH        Sole                  87912
DISCOVER FINL SVCS                COM              254709108     13,736    910900   SH        Sole                 910900
EMPLOYERS HOLDINGS INC            COM              292218104      5,677    339743   SH        Sole                 339743
ERIE INDTY CO                     CL A             29530P102     59,993   1156163   SH        Sole                1156163
EXPEDIA INC DEL                   COM              30212P105      1,195     37788   SH        Sole                  37788
FAIR ISAAC CORP                   COM              303250104      1,226     38131   SH        Sole                  38131
FIFTH THIRD BANCORP               COM              316773100      1,102     43852   SH        Sole                  43852
FIRST AMERN CORP CALIF            COM              318522307     17,060    500000   SH        Sole                 500000
FIRST BANCTRUST CORP              COM              31868F102        423     39753   SH        Sole                  39753
FIRST CTZNS BANCSHARES INC N      CL A             31946M103        937      6423   SH        Sole                   6423
FIRST FED BANKSHARES INC DEL      COM              32020V100        298     21193   SH        Sole                  21193




FIRST FINANCIAL NORTHWEST IN      COM              32022K102     10,842   1101800   SH        Sole                1101800
GENERAL ELECTRIC CO               COM              369604103      3,652     98520   SH        Sole                  98520
GREENLIGHT CAPITAL RE LTD         CLASS A          G4095J109      1,039     50000   SH        Sole                  50000
HERITAGE FINL GROUP               COM              42725U109      4,492    399418   SH        Sole                 399418
IAC INTERACTIVECORP               COM NEW          44919P300      1,017     37788   SH        Sole                  37788
INGERSOLL-RAND COMPANY LTD        CL A             G4776G101     22,282    479500   SH        Sole                 479500
KEARNY FINL CORP                  COM              487169104      5,902    495509   SH        Sole                 495509
KRAFT FOODS INC                   CL A             50075N104      7,542    231125   SH        Sole                 231125
LAKE SHORE BANCORP INC            COM              510700107        592     68774   SH        Sole                  68774
NEW YORK CMNTY BANCORP INC        COM              649445103      1,298     73825   SH        Sole                  73825
NORTHEAST CMNTY BANCORP INC       COM              664112109      2,278    192578   SH        Sole                 192578
NORTHWEST BANCORP INC PA          COM              667328108     13,489    507673   SH        Sole                 507673
OCH ZIFF CAP MGMT GROUP           CL A             67551U105        920     35000   SH        Sole                  35000
PATHFINDER BANCORP INC            COM              70320A103        328     32000   SH        Sole                  32000
PG&E CORP                         COM              69331C108      9,862    228866   SH        Sole                 228866
PSB HLDGS INC                     COM              69360W108        730     81237   SH        Sole                  81237
RIVER VY BANCORP                  COM              768475105        640     44732   SH        Sole                  44732
SANMINA SCI CORP                  COM              800907107        609    334783   SH        Sole                 334783
SIERRA PAC RES NEW                COM              826428104      4,257    250700   SH        Sole                 250700
SYMANTEC CORP                     COM              871503108        308     19065   SH        Sole                  19065
TEXAS INSTRS INC                  COM              882508104        630     18850   SH        Sole                  18850
TFS FINL CORP                     COM              87240R107      5,376    450221   SH        Sole                 450221
THORNBURG MTG INC                 PFD CONV SER F   885218701      1,582     65932   SH        Sole                  65932
TRIPLE-S MGMT CORP                CL B             896749108      2,634    130354   SH        Sole                 130354
UNITED CMNTY BANCORP              COM              90984H103      1,463    118936   SH        Sole                 118936
WAYNE SVGS BANCSHARES INC NE      COM              94624Q101      1,682    154720   SH        Sole                 154720
WILEY JOHN & SONS INC             CL A             968223206     25,956    605888   SH        Sole                 605888